PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 1.0%
Safran SA (France)*	540,372	$76,895,609
Automobiles 6.5%
Tesla, Inc.*(a)	736,692	519,861,444
Biotechnology 1.1%
Sarepta Therapeutics, Inc.*(a)	144,891	24,702,467
Vertex Pharmaceuticals, Inc.*	252,806	59,748,170
		84,450,637
Capital Markets 0.9%
S&P Global, Inc.	213,938	70,327,839
Entertainment 4.6%
Netflix, Inc.*	462,378	250,021,656
Spotify Technology SA*(a)	368,392	115,918,227
		365,939,883
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	277,425	104,528,191
Health Care Equipment & Supplies 1.7%
Danaher Corp.	177,584	39,448,510
DexCom, Inc.*	146,433	54,139,209
Intuitive Surgical, Inc.*	50,044	40,940,996
		134,528,715
Health Care Providers & Services 0.8%
Guardant Health, Inc.*	212,032	27,326,684
Humana, Inc.	88,827	36,443,053
		63,769,737
Health Care Technology 0.8%
Teladoc Health, Inc.*(a)	337,815	67,549,487

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.3%
Airbnb, Inc. (Class A Stock)*(a)	37,180	$5,458,024
Chipotle Mexican Grill, Inc.*	71,674	99,391,052
		104,849,076
Interactive Media & Services 10.1%
Alphabet, Inc. (Class A Stock)*	78,800	138,108,032
Alphabet, Inc. (Class C Stock)*	78,494	137,512,069
Facebook, Inc. (Class A Stock)*(a)	1,182,664	323,056,498
Match Group, Inc.*(a)	1,206,388	182,393,802
Tencent Holdings Ltd. (China)	301,689	21,914,572
		802,984,973
Internet & Direct Marketing Retail 8.2%
Amazon.com, Inc.*	187,665	611,211,768
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	614,437	39,207,225
		650,418,993
IT Services 17.6%
Adyen NV (Netherlands), 144A*	80,108	186,913,007
Mastercard, Inc. (Class A Stock)	385,290	137,525,413
PayPal Holdings, Inc.*	941,597	220,522,017
Shopify, Inc. (Canada) (Class A Stock)*	255,426	289,129,461
Snowflake, Inc. (Class A Stock)*	196,923	55,414,132
Square, Inc. (Class A Stock)*	627,047	136,470,509
Twilio, Inc. (Class A Stock)*	477,025	161,472,963
Visa, Inc. (Class A Stock)(a)	984,844	215,414,928
		1,402,862,430
Leisure Products 1.3%
Peloton Interactive, Inc. (Class A Stock)*	709,151	107,592,390
Multiline Retail 0.1%
Target Corp.	36,340	6,415,100
Personal Products 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	452,404	120,425,421

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 3.1%
Uber Technologies, Inc.*	3,069,431	$156,540,981
Union Pacific Corp.	433,933	90,353,529
		246,894,510
Semiconductors & Semiconductor Equipment 4.1%
NVIDIA Corp.	443,058	231,364,888
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	892,349	97,301,735
		328,666,623
Software 16.4%
Adobe, Inc.*	410,940	205,519,313
Atlassian Corp. PLC (Class A Stock)*	360,046	84,203,958
Coupa Software, Inc.*(a)	243,421	82,497,811
Crowdstrike Holdings, Inc. (Class A Stock)*	487,933	103,353,968
Microsoft Corp.	1,376,337	306,124,876
RingCentral, Inc. (Class A Stock)*	127,630	48,367,941
salesforce.com, Inc.*	688,602	153,234,603
ServiceNow, Inc.*	101,943	56,112,485
Splunk, Inc.*(a)	326,518	55,472,143
Trade Desk, Inc. (The) (Class A Stock)*	108,924	87,248,124
Workday, Inc. (Class A Stock)*	388,896	93,183,371
Zoom Video Communications, Inc. (Class A Stock)*	93,313	31,476,341
		1,306,794,934
Specialty Retail 3.4%
Carvana Co.*(a)	399,487	95,693,116
Home Depot, Inc. (The)	343,432	91,222,408
TJX Cos., Inc. (The)	1,175,974	80,307,264
		267,222,788
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	4,247,152	563,554,599
Textiles, Apparel & Luxury Goods 6.2%
Kering SA (France)	111,731	81,184,974
Lululemon Athletica, Inc.*	378,249	131,642,000

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	184,196	$114,988,036
NIKE, Inc. (Class B Stock)	1,197,251	169,375,099
		497,190,109

Total Long-Term Investments (cost $3,080,603,202)		7,893,723,488

Short-Term Investments 10.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	773,522	773,522
PGIM Institutional Money Market Fund (cost $851,217,988; includes $851,138,635 of cash collateral for securities on loan)(b)(w)	851,984,871	851,558,879

Total Short-Term Investments (cost $851,991,510)		852,332,401

TOTAL INVESTMENTS 109.8% (cost $3,932,594,712)		8,746,055,889
Liabilities in excess of other assets (9.8)%		(780,196,279)

Net Assets 100.0%		$7,965,859,610

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $841,121,111; cash collateral of $851,138,635 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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